Formidable ETF

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
88.33%	COMMON STOCK
2.35%	COMMUNICATION SERVICES
	TEGNA, Inc.	40,058	$558,409

6.52%	CONSUMER DISCRETIONARY
	Alibaba Group Holdings ADR	8,491	611,352
	Capri Holdings Ltd. ADR(A)	13,127	434,241
	JD.Com, Inc. ADR	19,495	503,751
			1,549,344

10.87%	CONSUMER STAPLES
	Altria Group, Inc.	29,561	1,346,504
	Archer-Daniels-Midland Co.	6,748	407,917
	British American Tobacco plc. ADR	26,832	829,914
			2,584,335

17.70%	ENERGY
	Alliance Resource Partners LP	31,925	780,886
	Baytex Energy Corp. ADR	259,805	904,121
	Energy Transfer LP	63,039	1,022,493
	Hess Corp.	3,311	488,439
	Sitio Royalties Corp., Class A	27,118	640,256
	Williams Cos., Inc.	8,697	369,623
			4,205,818

10.04%	FINANCIALS
	Acacia Research Corp.(A)	362,232	1,814,782
	PayPal Holdings, Inc.(A)	9,844	571,247
			2,386,029

5.86%	HEALTH CARE
	BioAtla, Inc.(A)	104,438	143,080
	CytomX Therapeutics, Inc.(A)	258,001	314,761
	Royalty Pharma Plc ADR	27,741	731,530
	Viking Therapeutics, Inc.(A)	3,828	202,922
			1,392,293

Formidable ETF

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value

8.12%	INDUSTRIALS
	Flux Power Holdings, Inc.(A)	445,353	$1,385,048
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,077	322,583
	Vertiv Holdings Co.	2,571	222,571
			1,930,202

3.32%	INFORMATION TECHNOLOGY
	Juniper Networks, Inc.	9,903	361,063
	Nvidia Corp.	1,769	218,542
	Super Micro Computer, Inc.(A)	255	208,934
			788,539

11.85%	MATERIALS
	Agnico Eagle Mines Ltd. ADR	7,804	510,382
	Lithium Americas Corp. ADR(A)	127,267	341,076
	Lithium Americas Corp. Argentina ADR(A)	140,399	449,277
	Newmont Goldcorp Corp.	11,543	483,305
	Vale SA ADR	35,426	395,708
	Wheaton Precious Metals Corp. ADR	12,140	636,379
			2,816,127

4.79%	REAL ESTATE
	American Tower Corporate REIT	3,001	583,334
	Sun Communities, Inc.	4,606	554,286
			1,137,620

6.91%	UTILITIES
	Algonquin Power & Utilities Corp. ADR	85,226	499,424
	Atmos Energy Corp.	1,996	232,833
	Brookfield Infrastructure Partners LP ADR	15,398	422,521
	NextEra Energy Partners LP	17,598	486,409
			1,641,187

88.33%	TOTAL COMMON STOCK		20,989,903
	(Cost: $24,031,937.03)

Formidable ETF

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
5.92%	DEBT SECURITIES
5.92%	TREASURIES
	US Treasury Bill 10/03/2024 0.000%(A)	1,425,000	$1,405,832

5.92%	TOTAL DEBT SECURITIES		1,405,832
	(Cost: $1,405,809.80)

1.64%	OPTIONS PURCHASED
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
1.64%	PUT
	iShares iBoxx $ High Yield Corporate Bond ETF	1,000	7,714,000	75	07/18/2024	3,000
	iShares iBoxx $ High Yield Corporate Bond ETF	750	5,785,500	755	07/18/2024	360,000
	iShares iBoxx $ High Yield Corporate Bond ETF	2,500	19,285,000	76	07/18/2024	20,000
	iShares Russell 2000 ETF	100	2,028,900	188	07/18/2024	2,500
	iShares Russell 2000 ETF	100	2,028,900	192	07/18/2024	4,200
						389,700

1.64%	TOTAL OPTIONS PURCHASED					389,700
	(Cost: $71,254.83)

95.88%	TOTAL INVESTMENTS					22,785,435
	(Cost: $25,492,220)
4.12%	Other assets net of liabilities					978,679
100.00%	NET ASSETS					$23,764,114

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depository Receipts.

See Notes to Financial Statements.

Formidable ETF

Schedule of Investments

June 30, 2024 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.03%)	OPTIONS WRITTEN
(0.02%)	CALL
	Archer-Daniels-Midland Co.	15	(90,675)	675	07/18/2024	$(135)
	Agnico Eagle Mines Ltd.	20	(130,800)	70	07/18/2024	(720)
	Alibaba Group Holdings	15	(108,000)	90	07/18/2024	(105)
	Hess Corp.	12	(177,024)	170	06/27/2024	(60)
	Newmont Goldcorp Corp.	30	(125,610)	47	07/25/2024	(660)
	PayPal Holdings, Inc.	20	(116,060)	725	07/18/2024	(60)
	TEGNA, Inc.	150	(209,100)	16	07/18/2024	(750)
	Viking Therapeutics, Inc.	10	(53,010)	65	07/25/2024	(2,500)
	Wheaton Precious Metals Corp.	20	(104,840)	64	06/27/2024	(100)
						(5,090)

(0.01%)	PUT
	iShares Russell 2000 ETF	100	(2,028,900)	178	07/18/2024	(900)
	iShares Russell 2000 ETF	100	(2,028,900)	182	07/18/2024	(1,200)
						(2,100)

-0.03%	TOTAL OPTIONS WRITTEN					(7,190)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCK	$20,989,903			$20,989,903
DEBT SECURITIES	$1,405,832			$1,405,832
OPTIONS PURCHASED		$389,700		$389,700
TOTAL INVESTMENTS	$22,395,735	$389,700		$22,785,435
OPTIONS WRITTEN		$(7,190)		$(7,190)

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $25,492,220, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,613,396
Gross unrealized depreciation	(4,327,370)
Net unrealized appreciation	$(2,713,974)